Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	jpmt1_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Strategic Debt Fund

(Class R5 Shares)

(a series of JPMorgan Trust I)

Supplement dated June 29, 2018

to the Prospectus and Summary Prospectus dated March 1, 2018

Effective July 1, 2018, the Annual Fund Operating Expenses and Example tables in the “Risk/Return Summary” section relating to the Class R5 Shares of the JPMorgan Emerging Markets Strategic Debt Fund (the “Fund”) will be deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees	0.70%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	2.14
Service Fees	0.10 [1]
Remainder of Other Expenses	2.04
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	2.85
Fee Waivers and Expense Reimbursements[2]	(2.05)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.80

1	“Service Fees have been restated to reflect current fees.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.80% of the average daily net assets of Class R5 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	82	688	1,322	3,028

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Emerging Markets Strategic Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt1_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Strategic Debt Fund

(Class R5 Shares)

(a series of JPMorgan Trust I)

Supplement dated June 29, 2018

to the Prospectus and Summary Prospectus dated March 1, 2018

Effective July 1, 2018, the Annual Fund Operating Expenses and Example tables in the “Risk/Return Summary” section relating to the Class R5 Shares of the JPMorgan Emerging Markets Strategic Debt Fund (the “Fund”) will be deleted in their entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees	0.70%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	2.14
Service Fees	0.10 [1]
Remainder of Other Expenses	2.04
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	2.85
Fee Waivers and Expense Reimbursements[2]	(2.05)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.80

1	“Service Fees have been restated to reflect current fees.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.80% of the average daily net assets of Class R5 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	82	688	1,322	3,028

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/19
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Service Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
JPMorgan Emerging Markets Strategic Debt Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	2.04%
Other Expenses	rr_OtherExpensesOverAssets	2.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	1,322
10 Years	rr_ExpenseExampleYear10	3,028
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,322
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,028

[1]	“Service Fees have been restated to reflect current fees.
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.80% of the average daily net assets of Class R5 Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.